Notional Values of Derivative Instruments (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jun. 30, 2012		Jul. 02, 2011
Derivative [Line Items]
Net Investment Hedges			$ 4,052
Interest Rate Swap
Derivative [Line Items]
Swap Contracts, Notional Amount			150
Currency Swap
Derivative [Line Items]
Swap Contracts, Notional Amount	(40)	[1]	813	[1]
Number of Months of Hedge Coverage	12	[1]
Commitments To Purchase Foreign Currencies
Derivative [Line Items]
Foreign Currency Contracts, Notional Amount			943	[1]
Commitments To Sell Foreign Currencies
Derivative [Line Items]
Foreign Currency Contracts, Notional Amount			945	[1]
Commodity Future Contracts | Grains and Oilseeds
Derivative [Line Items]
Commodity Contracts, Notional Amount	56	[2]	63	[2]
Number of Months of Hedge Coverage	9	[2]
Commodity Future Contracts | Energy
Derivative [Line Items]
Commodity Contracts, Notional Amount	27	[2]	38	[2]
Number of Months of Hedge Coverage	12	[2]
Commodity Future Contracts | Other Commodities
Derivative [Line Items]
Commodity Contracts, Notional Amount	25	[2]	16	[2]
Number of Months of Hedge Coverage	8	[2]
Commodity Option
Derivative [Line Items]
Commodity Contracts, Notional Amount			$ 4	[3]
Number of Months of Hedge Coverage	6	[3]

[1]	The notional value is calculated using the exchange rates as of reporting date.
[2]	Commodity futures contracts are determined by the initial cost of the contract.
[3]	Option contract notional values are determined by the ratio of the change in option value to the change in the underlying hedged item.